Employee Benefits - Summary of Stock Options Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Outstanding at beginning of year, shares	31,760	39,620	39,945
Granted, shares
Exercised, shares	(1,000)	(4,650)	0
Forfeited, shares		(3,210)	(325)
Outstanding at end of year, shares	30,760	31,760	39,620
Options exercisable at year-end, shares	30,760	31,760	39,620
Outstanding at beginning of year, Weighted Average Exercise Price	$ 17.85	$ 17.49	$ 17.48
Granted, Weighted Average Exercise Price
Exercised, Weighted Average Exercise Price	$ (16.10)	$ (16.05)
Forfeited, Weighted Average Exercise Price		$ (16.06)	$ (16.05)
Outstanding at end of year, Weighted Average Exercise Price	$ 17.90	$ 17.85	$ 17.49
Options exercisable at year-end, Weighted Average Exercise Price	$ 17.90	$ 17.85	$ 17.49
Weighted-average fair value of options granted during year, Weighted Average Exercise Price